Investment Objectives and Goals - T. Rowe Price Tax-Efficient Equity Fund	Apr. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.